11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		$ (1,727)	$ (1,552)
Decreases		3	12
Impairment		85	50
Depreciation for the year		(194)	(171)
Translation effect		21	18
Reclasification to assets clasified as held for sales		712
Property, plant and equipment depreciation, ending		(1,182)	(1,727)
Net book value		1,610	3,507
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year	[1]
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		14	14
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(75)
Decreases
Impairment		13
Depreciation for the year		(7)
Translation effect
Reclasification to assets clasified as held for sales		8
Property, plant and equipment depreciation, ending		(61)	(75)
Net book value		77	127
Equipment and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(411)
Decreases		2
Impairment		68
Depreciation for the year		(96)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(437)	(411)
Net book value		926	843
High, medium and low voltage lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(344)
Decreases		1
Impairment
Depreciation for the year		(36)
Translation effect		11
Reclasification to assets clasified as held for sales		368
Property, plant and equipment depreciation, ending			(344)
Net book value			705
Substations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(115)
Decreases
Impairment
Depreciation for the year		(14)
Translation effect		4
Reclasification to assets clasified as held for sales		125
Property, plant and equipment depreciation, ending			(115)
Net book value			252
Transforming chamber and platforms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(63)
Decreases
Impairment
Depreciation for the year		(8)
Translation effect		3
Reclasification to assets clasified as held for sales		68
Property, plant and equipment depreciation, ending			(63)
Net book value			156
Meters [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(87)
Decreases
Impairment
Depreciation for the year		(10)
Translation effect		3
Reclasification to assets clasified as held for sales		94
Property, plant and equipment depreciation, ending			(87)
Net book value			139
Wells [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(386)
Decreases
Impairment
Depreciation for the year		(74)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(460)	(386)
Net book value		304	286
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(144)
Decreases
Impairment
Depreciation for the year		(17)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(161)	(144)
Net book value		92	109
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(21)
Decreases
Impairment
Depreciation for the year		(3)
Translation effect
Reclasification to assets clasified as held for sales		18
Property, plant and equipment depreciation, ending		(6)	(21)
Net book value		(6)	1
Furniture and fixtures and software equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(57)
Decreases
Impairment		1
Depreciation for the year		(8)
Translation effect
Reclasification to assets clasified as held for sales		20
Property, plant and equipment depreciation, ending		(44)	(57)
Net book value		8	17
Communication equipments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(10)
Decreases
Impairment
Depreciation for the year		(1)
Translation effect
Reclasification to assets clasified as held for sales		10
Property, plant and equipment depreciation, ending		(1)	(10)
Net book value		2	5
Materials and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(3)
Decreases
Impairment
Depreciation for the year		(1)
Translation effect
Reclasification to assets clasified as held for sales		1
Property, plant and equipment depreciation, ending		(3)	(3)
Net book value		28	34
Petrochemical industrial complex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(8)
Decreases
Impairment
Depreciation for the year		(1)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(9)	(8)
Net book value		8	6
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		133	792
Advances to suppliers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		22	18
Other goods [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment depreciation, beginning		(3)
Decreases
Impairment		3
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending			(3)
Net book value		$ 2	$ 3

[1]	Includes US$ 77 million corresponding to discontinued operations for 2020 and 2019.